UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)      [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lincluden Management Limited
Address:   1275 North Service Road W., Suite 607
           Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alanna Sinclair-Whitty
Title:   Assistant Vice President and Secretary
Phone:   (905) 825-2457

Signature, Place, and Date of Signing:


/s/ Alanna Sinclair-Whitty   Oakville, Ontario, Canada    April 12, 2010
[Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total:  $969,072
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number             Name

1             028-11931                        Old Mutual (US) Holdings Inc.

31-Mar-10
Name of                  Title of                  Value        Shares or   Sh/  Put/  Investment    Other          Voting Authority
Issuer                   Class         Cusip       $000's       Prn Amt     Prn  Call  Discretion   Managers   Sole   Shared    None
ABB LTD.                 SPON ADR      000375204   $ 9,225      422,390 Shs            DEFINED         1       422,390
AON CORP                 COM           037389103   $ 2,803       65,625 Shs            DEFINED         1        65,625
APPLIED MATLS INC.       COM           038222105   $ 7,801      579,215 Shs            DEFINED         1       579,215
AXA                      SPON ADR      054536107   $ 6,380      286,295 Shs            DEFINED         1       286,295
BANK OF AMERICA
  CORPORATION            COM           060505104   $ 7,146      400,355 Shs            DEFINED         1       400,355
BANK MONTREAL QUE        COM           063671101   $46,893      772,390 Shs            DEFINED         1       772,390
BANK NOVA SCOTIA
  HALIFAX                COM           064149107   $26,887      536,600 Shs            DEFINED         1       536,600
BARCLAYS PLC             ADR           06738E204   $ 7,116      327,155 Shs            DEFINED         1       327,155
BARRICK GOLD INC.        COM           067901108   $34,533      899,810 Shs            DEFINED         1       899,810
BCE INC                  COM           05534B109   $25,437      865,315 Shs            DEFINED         1       865,315
BP PLC                   SPON ADR      055622104   $ 8,011      140,365 Shs            DEFINED         1       140,365
BRINKS CO                COM           109696104   $ 4,339      153,710 Shs            DEFINED         1       153,710
BROOKFIELD PPTYS CORP.   COM           112900105   $24,297    1,576,470 Shs            DEFINED         1     1,576,470
CAE INC.                 COM           124765108   $18,673    1,911,390 Shs            DEFINED         1     1,911,390
CAMECO  CORP.            COM           13321L108   $17,586      642,115 Shs            DEFINED         1       642,115
CANADIAN NATURAL
  RESOURCES LTD.         COM           136385101   $26,632      359,760 Shs            DEFINED         1       359,760
CENOVUS ENERGY INC.      COM           15135U109   $11,908      455,800 Shs            DEFINED         1       455,800
CHEVRON                  COM           166764100   $ 7,639      100,745 Shs            DEFINED         1       100,745
CHINA MOBILE LIMITED     SPON ADR      16941M109   $ 6,422      133,450 Shs            DEFINED         1       133,450
CISCO SYSTEMS INC.       COM           17275R102   $ 9,682      371,945 Shs            DEFINED         1       371,945
COCA-COLA COMPANY        COM           191216100   $ 7,752      140,950 Shs            DEFINED         1       140,950
COMCAST CORP.            CL A          20030N101   $ 8,459      449,244 Shs            DEFINED         1       449,244
DANAHER CORP DEL         COM           235851102   $ 8,209      102,725 Shs            DEFINED         1       102,725
DELL INC.                COM           24702R101   $ 5,675      377,860 Shs            DEFINED         1       377,860
DEVON ENERGY CORP.       COM           25179M103   $ 6,576      102,060 Shs            DEFINED         1       102,060
DIAGEO PLC               SPON ADR      25243Q205   $ 5,867       86,985 Shs            DEFINED         1        86,985
DU PONT E I DE NEMOURS
   & CO                  COM           263534109   $ 6,782      182,114 Shs            DEFINED         1       182,114
EBAY INC.                COM           278642103   $ 8,076      299,470 Shs            DEFINED         1       299,470
ENBRIDGE INC.            COM           29250N105   $   129        2,710 Shs            DEFINED         1         2,710
ENCANA CORP              COM           292505104   $14,161      455,060 Shs            DEFINED         1       455,060
EXXON MOBIL CORP.        COM           30231G102   $ 9,994      149,205 Shs            DEFINED         1       149,205
FRANCE TELECOM SA        SPON ADR      35177Q105   $ 5,014      208,655 Shs            DEFINED         1       208,655
GLAXOSMITHKLINE PLC      SPON ADR      37733W105   $ 7,590      197,035 Shs            DEFINED         1       197,035
HONEYWELL INTL INC       COM           438516106   $ 9,029      199,440 Shs            DEFINED         1       199,440
HSBC HLDGS PLC           SPON ADR NEW  404280406   $ 6,759      133,337 Shs            DEFINED         1       133,337
ING GROEP N V            SPON ADR      456837103   $ 7,565      759,518 Shs            DEFINED         1       759,518
JOHNSON & JOHNSON        COM           478160104   $ 6,177       94,741 Shs            DEFINED         1        94,741
KONINKLIJKE PHILIPS
  ELECTRS                NY REG SH NEW 500472303   $ 6,720      209,855 Shs            DEFINED         1       209,855
LOWES COMPANIES INC.     COM           548661107   $ 7,657      315,882 Shs            DEFINED         1       315,882
MANULIFE FINL CORP       COM           56501R106   $39,926    2,023,070 Shs            DEFINED         1     2,023,070
METLIFE INC.             COM           59156R108   $ 8,991      207,460 Shs            DEFINED         1       207,460
MICROSOFT CORP.          COM           594918104   $10,823      369,533 Shs            DEFINED         1       369,533
MONSANTO CO NEW          COM           61166W101   $ 4,005       56,070 Shs            DEFINED         1        56,070
NOKIA CORP               SPON ADR      654902204   $11,380      732,300 Shs            DEFINED         1       732,300
NTT DOCOMO INC.          SPON ADR      62942M201   $11,435      752,295 Shs            DEFINED         1       752,295
ORACLE CORP              COM           68389X105   $11,070      430,567 Shs            DEFINED         1       430,567
PANASONIC CORP.          ADR           69832A205   $10,634      694,120 Shs            DEFINED         1       694,120
PENN WEST ENERGY TR      TR UNIT       707885109   $15,516      732,430 Shs            DEFINED         1       732,430
PFIZER INC               COM           717081103   $ 6,740      393,025 Shs            DEFINED         1       393,025
PITNEY BOWES INC.        COM           724479100   $ 6,266      256,270 Shs            DEFINED         1       256,270
QUEST DIAGNOSTICS INC.   COM           74834L100   $ 7,066      121,230 Shs            DEFINED         1       121,230
RESEARCH IN MOTION LTD.  COM           760975102   $10,997      148,395 Shs            DEFINED         1       148,395
ROGERS COMMUNICATIONS
  INC                    CL B          775109200   $27,958      818,380 Shs            DEFINED         1       818,380
ROYAL BANK OF CANADA     COM           780087102   $39,052      667,140 Shs            DEFINED         1       667,140
SANOFI AVENTIS           SPON ADR      80105N105   $ 7,035      188,310 Shs            DEFINED         1       188,310
SHAW COMMUNICATIONS      CL B CONV     82028K200   $23,089    1,165,855 Shs            DEFINED         1     1,165,855
SIEMENS AG               SPON ADR      826197501   $ 6,257       62,585 Shs            DEFINED         1        62,585
SOUTHERN CO              COM           842587107   $ 8,242      248,560 Shs            DEFINED         1       248,560
SUN LIFE FINL INC.       COM           866796105   $27,142      843,620 Shs            DEFINED         1       843,620
SUNCOR ENERGY INC        COM           867229106   $38,024    1,168,972 Shs            DEFINED         1     1,168,972
3M CO                    COM           88579Y101   $ 5,441       65,105 Shs            DEFINED         1        65,105
TALISMAN ENERGY INC      COM           87425E103   $23,632    1,381,495 Shs            DEFINED         1     1,381,495
TELUS CORP.              NON -VTG      87971M202   $    92        2,580 Shs            DEFINED         1         2,580
THERMO FISHER
  SCIENTIFIC INC         COM           883556102   $   423        8,230 Shs            DEFINED         1         8,230
THOMSON REUTERS CORP     COM           884903105   $33,492      920,145 Shs            DEFINED         1       920,145
TORONTO DOMINION BK ONT  COM NEW       891160509   $35,634      477,990 Shs            DEFINED         1       477,990
TOTAL S A                SPON ADR      89151E109   $ 8,170      140,819 Shs            DEFINED         1       140,819
TRANSCANADA CORP.        COM           89353D107   $28,842      786,860 Shs            DEFINED         1       786,860
VERIZON COMMUNICATIONS   COM           92343V104   $ 9,181      295,960 Shs            DEFINED         1       295,960
VODAFONE GROUP PLC       SPON ADR      92857W209   $ 7,053      302,560 Shs            DEFINED         1       302,560
WALGREEN CO.             COM           931422109   $ 9,939      267,960 Shs            DEFINED         1       267,960
WELLS FARGO & CO NEW     COM           949746101   $ 5,017      161,200 Shs            DEFINED         1       161,200
YAMANA GOLD INC.         COM           98462Y100   $14,629    1,478,090 Shs            DEFINED         1     1,478,090
ZIMMER HOLDINGS INC.     COM           98956P102   $ 8,277      139,810 Shs            DEFINED         1       139,810

                                                  $969,072